DEFERRED INCOME (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DEFERRED INCOME
Contractual Liabilities (costumers contracts)	R$ 619,881	R$ 529,179	R$ 499,035
Sale of goods and fixed assets	91,058	107,367
Government grants	39,341	50,474
Other	8,230	59,224
Total	758,510	746,244
Current	604,646	506,806
Non-current	R$ 153,864	R$ 239,438